Note 5 - Allowance for Doubtful Accounts and Loans	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

The analysis of the allowance for doubtful accounts and loans for the years ended
March 31, 2015,
2016
and
2017
is as follows

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2015	¥117,391	¥(3,153)	¥33,158	¥849	¥148,245

Year ended March 31, 2016	¥148,245	¥(45,108)	¥48,407	¥(29)	¥151,515

Year ended March 31, 2017	¥151,515	¥(34,978)	¥68,300	¥(84)	¥184,753